RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2022
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

2.    RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Previous Financial Statements Changes from Impairment of Intangible Assets

Intangible assets with indefinite useful life are not amortized and are tested for impairment annually or more frequently, if events or changes in circumstances indicate that they might be impaired in accordance with ASC Subtopic 350-30, Intangibles-Goodwill and Other: General Intangibles Other than Goodwill (“ASC 350-30”). ASC 350-30-35-18 and ASC 350-30-35-19 call for that we should consider all circumstances that could lead to impairment of the intangible assets, take a more cautious method to test whether impairment of the intangible assets is likely to occur, and test more frequently.

The intangible assets of the Company are cryptocurrencies which are measured at cost. The cryptocurrencies received from cryptocurrency mining operations recognize the cost of intangible assets based on the market price at the time of acquisition.

Due to the price crash of Bitcoin in 2022, the Company, out of caution, decided to change the impairment test method of Bitcoin and other cryptocurrencies from testing once or twice a year by calculating the fair value based on the average daily closing price of the past 12 months to testing every day by calculating the fair value based on the intraday low price. Because the intraday low price of cryptocurrencies to be utilized in calculating impairment of our cryptocurrencies held as that metric is the most accurate indicator of whether it is more likely than not that the asset is impaired.

Updating of the Company’s historical calculations of the cryptocurrencies impairment amounts resulted in correction of Impairment of Intangible assets. In accordance with Staff Accounting Bulletin (“SAB”) 99, Materiality, and SAB 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements, the Company evaluated the materiality of the changes from qualitative and quantitative perspectives, and concluded that the changes were material to the Consolidated Balance Sheet as of December 31, 2021 and Consolidated Statements of Operations, Equity, and Cash Flows for the year ended December 31, 2021. We restated the impacted financial statements as of December 31, 2021, and for the year ended December 31, 2021, and related notes included herein to correct these changes.

Reclassification of previously Issued consolidated statements of operations and cash flows

In the previously issued consolidated statements of operations for the year ended December 31, 2021, we did not clearly disclose the Provision for Doubtful Accounts, (Loss)/Income on disposal of intangible assets and Impairment loss of intangible assets, which were generally listed in Impairment Loss. In the previously issued consolidated statements of cash flows for the year ended December 31, 2020 and 2021, we listed the increase and decrease of our cryptocurrencies in cash flows from investing activities, but based on our current and future business structure, it should be listed in cash flows from operating.We decided to restate these items in the current consolidated statement.

The following tables present the effects of correcting these changes on the Company’s financial statements as of December 31, 2021, and for the year ended December 31, 2021.

	As of December 31, 2021
Consolidated Balance Sheet	As previously reported	Adjustment	As restated
Intangible assets	8,197,290	(919,573)	7,277,717
Total non-current assets	8,197,290	(919,573)	7,277,717
Total assets	9,939,194	(919,573)	9,019,621
Accumulated deficits	(660,765,745)	(919,573)	(661,685,318)
Total shareholders’ equity	8,567,212	(919,573)	7,647,639
Total Liabilities and Shareholders’ Equity	9,939,194	(919,573)	9,019,621

2.    RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (CONTINUED)

	For the year ended December 31, 2021
Consolidated Statements of Operations	As previously reported	Adjustment	As restated
Impairment loss (i)	(2,123,904)	2,123,904	—
Provision for doubtful accounts	—	(1,750,909)	(1,750,909)
Income from disposal of intangible assets	—	121,020	121,020
Impairment loss of intangible assets (i)	—	(1,292,568)	(1,292,568)
Total operating expenses	(12,475,261)	(798,553)	(13,273,814)
Operating loss	(12,507,769)	(798,553)	(13,306,322)
Other income/(expenses), net	120,877	(121,020)	(143)
Loss before provision for income taxes	(12,385,809)	(919,573)	(13,305,382)
Loss from continuing operations	(12,385,809)	(919,573)	(13,305,382)
Net loss	(20,746,131)	(919,573)	(21,665,704)

	As of December 31, 2021
		Total Mercurity
		Fintech
		Holding Inc.	Total
		shareholders’	shareholders’
Consolidated Statements of Stockholders' Equity	Accumulated deficits	equity	equity
Net loss (as previously reported)	(20,746,131)	(20,746,131)	(20,746,131)
Net loss (adjustment)	(919,573)	(919,573)	(919,573)
Net loss (as restated)	(21,665,704)	(21,665,704)	(21,665,704)

Balance as of December 31, 2021 (as previously reported)	(660,765,745)	8,567,212	8,567,212
Balance as of December 31, 2021 (adjustment)	(919,573)	(919,573)	(919,573)
Balance as of December 31, 2021 (as restated)	(661,685,318)	7,647,639	7,647,639

2.    RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (CONTINUED)

	For the year ended December 31, 2021
Consolidated Statements of Cash Flows	As previously reported	Adjustment	As restated
Net loss	(20,746,131)	(919,573)	(21,665,704)
Net loss from continuing operations	(12,385,809)	(919,573)	(13,305,382)

Adjustments to reconcile net loss to net cash used in operating activities:
Impairment loss	2,123,904	(2,123,904)	—
Provision for doubtful accounts	—	1,750,909	1,750,909
Impairment loss of intangible assets	—	1,292,568	1,292,568
Digital assets generated from mining business	—	(664,307)	(664,307)
Digital assets received as payment	—	(5,864)	(5,864)
Digital assets used to pay expenses	—	2,141,375	2,141,375
Disposal of digital assets	—	325,987	325,987
Prepaid expenses and other current assets	(1,724,999)	619,518	(1,105,481)
Accrued expenses and other current liabilities	(241,143)	56,714	(184,429)
Net cash used in continuing operations	(3,618,695)	2,594,443	(1,024,252)
Net cash used in operating activities	(4,005,472)	2,594,443	(1,411,029)

Cash flows from investing activities:
Digital assets received as payment	(5,864)	5,864	—
Digital assets used to pay expenses	2,174,319	(2,174,319)	—
Disposal of digital assets	425,988	(425,988)	—
Net cash (used in)/provided by continuing operations	2,594,443	(2,594,443)	—
Net cash (used in)/provided by investing activities	2,594,443	(2,594,443)	—

	For the year ended December 31, 2020
Consolidated Statements of Cash Flows	As previously reported	Adjustment	As restated
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Digital assets received as payment	—	(17,863)	(17,863)
Digital assets used to pay expenses	—	6,924	6,924
Disposal of digital assets	—	647	647

Cash flows from investing activities:
Digital assets received as payment	(17,863)	17,863	—
Digital assets used to pay expenses	7,571	(7,571)	—
Disposal of digital assets	—	—	—
Net cash (used in)/provided by continuing operations	(10,292)	10,292	—
Net cash (used in)/provided by investing activities	(10,148)	10,292	144

2.    RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (CONTINUED)

The remainder of these notes to the consolidated financial statements have been updated, as applicable, to reflect the impacts of the revisions described above.

Calculation and Restatement of the loss per share in current and previously issued consolidated statements of operations based on the new number of the ordinary shares after the 2023 Share Consolidation

On December 29, 2022, the Company’s Board of Directors approved the proposal on the share consolidation to the authorized share capital (the “Share Consolidation”) at a ratio of four hundred (400)-for-one (1) with the par value of each ordinary share changed to US$0.004 per ordinary share, which will be effective on February 28, 2023.

According to ASC 260-10-55-12, if the number of common shares outstanding increases as a result of a stock dividend or stock split or decreases as a result of a reverse stock split, the computations of basic and diluted EPS shall be adjusted retroactively for all periods presented to refiect that change in capital structure. If changes in common stock resulting from stock dividends, stock splits, or reverse stock splits occur after the close of the period but before the financial statements are issued or are available to be issued, the per-share computations for those and any prior period financial statements presented shall be based on the new number of shares. If per-share computations reflect such changes in the number of shares, that fact shall be disclosed.

2.    RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (CONTINUED)

Calculation and Restatement of the loss per share in current and previously issued consolidated statements of operations based on the new number of the ordinary shares after the 2023 Share Consolidation (continued)

	For the year ended December 31,
Consolidated Statements of Operation	2022	2021	2020
Net loss attributable to holders of ordinary shares of Mercurity Fintech Holding Inc.	(5,634,971)	(21,665,704)	(1,651,273)
Continuing operations	—	(13,305,382)	(693,318)
Discontinued operations	(5,634,971)	(8,360,322)	(957,955)

Before the Share Consolidation:

Weighted average shares used in calculating basic net loss per ordinary share	5,774,269,431	3,888,373,404	2,675,881,652
Weighted average shares used in calculating diluted net loss per ordinary share	5,774,269,431	3,888,373,404	2,675,881,652

Net Loss per ordinary share
Basic	(0.00)	(0.00)	(0.00)
Diluted	(0.00)	(0.00)	(0.00)

Net Loss per ordinary share from continuing operation
Basic	(0.00)	(0.00)	(0.00)
Diluted	(0.00)	(0.00)	(0.00)

Net Loss per ordinary share from discontinued operation
Basic	(0.00)	(0.00)	(0.00)
Diluted	(0.00)	(0.00)	(0.00)

After the Share Consolidation:

Weighted average shares used in calculating basic net loss per ordinary share	14,435,674	9,720,934	6,689,704
Weighted average shares used in calculating diluted net loss per ordinary share	14,435,674	9,720,934	6,689,704

Net Loss per ordinary share
Basic	(0.39)	(2.23)	(0.25)
Diluted	(0.39)	(2.23)	(0.25)

Net Loss per ordinary share from continuing operation
Basic	(0.39)	(1.37)	(0.10)
Diluted	(0.39)	(1.37)	(0.10)

Net Loss per ordinary share from discontinued operation
Basic	—	(0.86)	(0.14)
Diluted	—	(0.86)	(0.14)